FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net Cash Payments on Debt Derivatives (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Total payments on debt derivatives		$ (21,834)	$ (13,321)
Net payments on settlement of debt derivatives and forward contracts		388	(79)
US commercial paper
Disclosure of detailed information about hedging instruments [line items]
Net payments on settlement of debt derivatives and forward contracts			(62)
Bank credit facilities
Disclosure of detailed information about hedging instruments [line items]
Net payments on settlement of debt derivatives and forward contracts			(17)
Debt derivatives and forward contracts
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives		21,129	12,002
Total payments on debt derivatives		(20,741)	(12,081)
Net payments on settlement of debt derivatives and forward contracts		388	(79)
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives	$ 326
Debt derivatives | US commercial paper
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives		19,211	9,692
Total payments on debt derivatives		(19,148)	(9,754)
Debt derivatives | Bank credit facilities
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives		157	2,310
Total payments on debt derivatives		(157)	(2,327)
Debt derivatives | Senior notes
Disclosure of detailed information about hedging instruments [line items]
Total proceeds on debt derivatives		1,761	0
Total payments on debt derivatives		$ (1,436)	$ 0